Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	tf3_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and Summary Prospectuses

* * *

Transamerica Emerging Markets Equity

Effective July 2, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	T1	T2
Management fees[1]	0.95%	0.95%
Distribution and service (12b-1) fees	0.25%	0.25%
Other expenses	0.18%	0.18%[2]
Total annual fund operating expenses[3]	1.38%	1.38%

[1]	Management fees have been restated to reflect a reduction in management fees effective July 2, 2018.
[2]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective July 2, 2018.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Class T1	$387	$676	$986	$1,866
Class T2	$436	$724	$1,033	$1,908

* * *

Transamerica Flexible Income

Effective July 2, 2018, Transamerica Flexible Income will be renamed Transamerica Bond. All references to Transamerica Flexible Income in the Prospectus and Summary Prospectus will be revised to be Transamerica Bond (formerly Transamerica Flexible Income) on such date.

In addition, effective July 2, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	T1	T2
Management fees[1]	0.41%	0.41%
Distribution and service (12b-1) fees	0.25%	0.25%
Other expenses	0.08%	0.08%[2]
Total annual fund operating expenses[3]	0.74%	0.74%

[1]	Management fees have been restated to reflect a reduction in management fees effective July 2, 2018.
[2]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective July 2, 2018.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Class T1	$324	$481	$651	$1,145
Class T2	$373	$529	$699	$1,191

* * *

Investors Should Retain this Supplement for Future Reference

June 29, 2018

Transamerica Emerging Markets Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf3_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and Summary Prospectuses

* * *

Transamerica Emerging Markets Equity

Effective July 2, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	T1	T2
Management fees[1]	0.95%	0.95%
Distribution and service (12b-1) fees	0.25%	0.25%
Other expenses	0.18%	0.18%[2]
Total annual fund operating expenses[3]	1.38%	1.38%

[1]	Management fees have been restated to reflect a reduction in management fees effective July 2, 2018.
[2]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective July 2, 2018.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Class T1	$387	$676	$986	$1,866
Class T2	$436	$724	$1,033	$1,908

* * *

Investors Should Retain this Supplement for Future Reference

June 29, 2018

Transamerica Flexible Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf3_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus and Summary Prospectuses

* * *

Transamerica Flexible Income

Effective July 2, 2018, Transamerica Flexible Income will be renamed Transamerica Bond. All references to Transamerica Flexible Income in the Prospectus and Summary Prospectus will be revised to be Transamerica Bond (formerly Transamerica Flexible Income) on such date.

In addition, effective July 2, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus and Summary Prospectus concerning the fund:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	T1	T2
Management fees[1]	0.41%	0.41%
Distribution and service (12b-1) fees	0.25%	0.25%
Other expenses	0.08%	0.08%[2]
Total annual fund operating expenses[3]	0.74%	0.74%

[1]	Management fees have been restated to reflect a reduction in management fees effective July 2, 2018.
[2]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective July 2, 2018.

The “Example” table included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Class T1	$324	$481	$651	$1,145
Class T2	$373	$529	$699	$1,191

* * *

Investors Should Retain this Supplement for Future Reference

June 29, 2018